Credit from Banks and Others	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Note 13 - Credit from Banks and Others

Note 13 - Credit from Banks and Others

  Composition
As at December 31
2020	2019
$ millions	$ millions

Short-term debt
From financial institutions	296	358
Current maturities of:
Debentures	206	-
Long-term loans from financial institutions	90	13
Lease Liability	64	49
Long-term loans from others	23	-
	383	62
Total Short-Term debt	679	420
Long- term debt and debentures
Long term lease liability	325	300
Loans from financial institutions	194	408
Other loans	24	29
	543	737

Marketable debentures	1,618	1,231
Non-marketable debentures	275	275
	1,893	1,506
	2,436	2,243
Less – current maturities of:
Debentures	206	-
Long-term loans from financial institutions	90	13
Lease liability	64	49
Long-term loans from others	23	-
	383	62

Total Long- term debt and debentures	2,053	2,181

For further information, see Note 21.

Note 13 - Credit from Banks and Others (cont’d)

  Yearly movement in Credit from Banks and Others (*)
As at December 31
2020	2019
$ millions	$ millions

Balance as at January 1	2,559	2,442
Changes from financing cash flows
Receipt of long-term debt	1,175	657
Repayment of long-term debt	(1,133)	(689)
Repayment of short-term debt, net	(52)	(183)
Interest paid	(109)	(115)
Receipt from transactions in derivatives designated as a cash flow hedge	24	-
Total net financing cash flows	(95)	(330)
Initial recognition of lease liability	80	353
Interest expenses	120	125
Effect of changes in foreign exchange rates	84	48
Change in fair value of cash flow hedges	(53)	(42)
Other changes	(35)	(37)
Balance as at December 31	2,660	2,559

(*) The balance includes Short-term debt, derivatives designated as a cash flow hedge, loans and debentures and interest payables.

  Restrictions on the Group relating to the receipt of credit

As part of the loan agreements the Group has signed, various restrictions apply including financial covenants, a cross‑default mechanism and a negative pledge.

Set forth below is information regarding the financial covenants applicable to the Company as part of the loan agreements and the compliance therewith:

Financial Covenants (1)	Financial Ratio Required under the Agreement	Financial Ratio December 31,
2020

Total shareholder's equity	Equity greater than $2,000 million	$3,930 million
Ratio of EBITDA to the net interest expenses	Equal to or greater than 3.5	9.3
Ratio of the net financial debt to EBITDA	Less than 3.5	2.3
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	4%
                     Examination of compliance with the above‑mentioned financial covenants is based on the Company's consolidated financial statements. As at December 31, 2020, the Company complies with all of its financial covenants.

Note 13 - Credit from Banks and Others (cont'd)

  Sale of receivables under securitization transaction

In September 2020, the Company and certain Group subsidiaries (hereinafter – the Subsidiaries) signed a series of agreements regarding a securitization transaction with three international banks (hereinafter – the Lending Banks) for the sale of their trade receivables to a special company which was established specifically for this purpose (hereinafter – the Acquiring Company).

The new securitization agreements were signed with a committed amount of $300 million and an additional uncommitted amount of $100 million, maturing in September 2025 (hereinafter – the Agreements). These Agreements replace the prior securitization agreements, which expired in September 2020. The structure and terms of the Agreements are very similar to the prior securitization agreement.

The Company's policy is to utilize the securitization limit based on its cash flow needs, alternative financing sources and market conditions. According to the Agreements, ICL undertook to comply with a financial covenant according to which the ratio of net debt to EBITDA will not exceed 4.75. If ICL does not meet this ratio, the Acquiring Company can discontinue acquiring new trade receivables (without affecting existing acquisitions). As at the reporting date, ICL complies with the above financial covenant.

The Acquiring Company finances acquisition of the debts through a loan received from a financial institution that is not affiliated with ICL. The period during which the Subsidiaries are entitled to sell their trade receivables to the Acquiring Company is five years from the closing date of the transaction, with both parties having the option, at the end of each year, to notify of the transaction's cancellation. Once the Company has transferred its trade receivables, it no longer has the right to sell them to another party. The selling price of the trade receivables is the amount of the debt sold, less the calculated interest cost based on the expected period between the sale date of the customer debt and its repayment date. Upon acquisition of the debt, the Acquiring Company pays part of the debt price in cash and the remainder in a subordinated note, which is paid after collection of the debt sold. The rate of the cash consideration varies depending on the composition and behavior of the customer portfolio. The Subsidiaries continue to handle the collection of the trade receivables included in the securitization transaction, on behalf of the Acquiring Company.

In addition, the Agreements set several conditions regarding the quality of the customer portfolios, which give the Lending Banks the option of terminating the undertaking or excluding the subsidiaries whose customer portfolios do not meet the provided conditions from the Agreements.

The trade receivables are fully presented in the Company's statements of financial position and the receipts received from the Acquiring Company are presented as a financial liability under short-term credit. As at December 31, 2020, utilization of the securitization facility within this framework amounted to $183 million (December 31, 2019 - $261 million).

Note 13 - Credit from Banks and Others (cont'd)

  Information on material loans and debentures outstanding as at December 31, 2020:

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate	Principal repayment date	Additional information
Debentures - Series F	May 2018, December 2020	693	U.S. Dollar	716	6.38%	May 2038	(1)
Debentures - Series E	April 2016	1,569	Israeli Shekel	487	2.45%	2021- 2024 (annual installment)
Debentures (private offering) – 3 series	January 2014	84 145 46	U.S. Dollar	84 145 46	4.55% 5.16% 5.31%	January 2021 January 2024 January 2026
Debentures - Series G	January/May 2020	766	Israeli Shekel	232	2.40%	December 2034
Debentures - Series D	December 2014	184	U.S. Dollar	183	4.50%	December 2024	(1)
Loan - European Bank	July 2020	50	GBP	68	0.79%	May 2021
Loan-Israeli institutions	November 2013	207	Israeli Shekel	64	4.74%	2015-2024 (annual installment)	Partially repaid
Loan - Asian Bank	May- June 2020	139	Chinese Yuan	21	4.95%-4.25%	February 2021-March 2023
	February-September 2020	140		21	4.87%-4.40%
Loan - others	April 2019	160	Chinese Yuan	24	4.40%-5.23%	April 2021-March 2022

Note 13 - Credit from Banks and Others (cont'd)

  Information on material loans and debentures: (cont’d)

Additional Information:

  On January 2, 2020, the Company completed an ILS 380 million (about $118 million) placement of series G unsecured debentures (hereinafter - Series G) in Israel. On May 18, 2020, the Company completed an expansion of Series G debentures in Israel, at the amount of ILS 386 million (about $120 million).
  The aggregate principal of Series G debentures amounts to ILS 766 million (about $238 million). The principal of Series G shall be payable in thirteen consecutive unequal annual payments, to be paid, on December 30 of each of the years 2022 through 2034, with 64% of the principal to be paid on December 30, 2034. Series G carries an annual coupon of 2.4% paid in semiannual installments on June 30 and December 30 of each year, commencing June 30, 2020. The series G have been rated "ilAA" by Standard & Poor's Maalot rating agency. The interest rate on Series G will increase by 0.25% above the base interest rate for any rating level decrease starting at a rating of "ilA and reaching a maximum cumulative interest rate increase of 1% upon reaching a rating of "ilBBB".

The interest rate on the series G debentures will also increase by 0.25%, beginning on the first business day following the publication of the Company’s financial reports indicating that the Company’s equity has fallen below $2,000 million (hereinafter, the Equity Threshold), until the earlier of (a) the full repayment of the unpaid balance of the series G debentures or (b) the date of publication of the Company’s financial reports indicating that the Company’s equity is at or above the Equity Threshold, provided that the total increase in the interest rate due to the provisions of this and the prior condition shall not exceed 1.00% in the aggregate.

  On December 3, 2020, the Company completed a private expansion of Series F debentures, at the amount of $93 million par value, carrying an annual coupon of 6.375%, in consideration of $1.29 per $1 par value, amounting to a total consideration of about $120 million. This expansion shall constitute a part of a debenture series previously issued by the Company. The terms of the debentures are identical to the issuance terms of Series F debentures in the first placement thereof. The aggregate principal of Series F debentures following this expansion amounts to about $693 million. The principal of Series F shall be payable in a single payment, to be paid on May 31, 2038. Series F debentures carry an annual coupon of 6.375%, to be paid in semiannual installments, on May 31 and November 30 of each year.
  In June 2020, the credit rating company Fitch Ratings revised the Company’s rating outlook from “positive” to “stable”, while reaffirming the Company’s international credit rating BBB-. During June 2020, the credit rating agency Standard & Poor’s reaffirmed the Company’s international credit rating, BBB- with a stable rating outlook. Furthermore, Standard & Poor’s Maalot reaffirmed the Company’s local credit rating in Israel, ilAA with a stable rating outlook.
   On July 2, 2020, the Company engaged in an agreement with the Bank of England, whereby the Company shall be entitled to receive a loan up to an amount of GBP 300 million (about $401 million), carrying an annual interest of SONIA+0.6%. As at December 31, 2020, the Company has borrowed GBP 50 million (about $68 million) that will be repaid on May 18, 2021.

Note 13 - Credit from Banks and Others (cont'd)

  Credit facilities:
Issuer	Group of international banks (1)	European bank
Date of the credit facility	March 2015	December 2016
Date of credit facility termination	March 2025	May 2024
The amount of the credit facility	USD 1,100 million	USD 99 million
Credit facility has been utilized	-	USD 99 million
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	69 million dollar-Libor + 0.66% 30 million dollar-Libor + 0.80%
Loan currency type	USD and Euro loans	USD loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D and a negative pledge.
Non-utilization fee	0.21%	0.00%

                     Some of the banks agreed to extend the maturity of $900 million credit facility from March 2024 to March 2025. As at December 31, 2020, the Company has $1.1 billion of unutilized long-term credit lines.
  Pledges and Restrictions Placed in Respect of Liabilities

1) The Group has undertaken various obligations in respect of loans and credit lines from banks, including a negative pledge, whereby the Group committed, among other things, in favor of the lenders, to limit guarantees and indemnities to third parties (other than guarantees in respect of subsidiaries) up to an agreed amount of $550 million. The Group has also committed to grant loans only to subsidiaries and to associated companies, in which it holds at least 25% of the voting rights. ICL has further committed not to grant any credit, other than in the ordinary course of business, and not to register any charges on its existing and future assets and income. For further information regarding the covenants in respect of these loans and credit lines, see item D above.

2) As at December 31, 2020, the total guarantees provided by the Company were in the amount of 92$ million.